Material Accounting Policies	12 Months Ended
Dec. 31, 2024
Material Accounting Policies
Material Accounting Policies

Note 2 - Material Accounting Policies

Framework for preparation of the financial statements

The accounting policy described below was applied in the financial statements consistently, in all of the presented periods, unless specified otherwise.

A.	Presentation basis of the financial statements

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRSs) as issued by the International Accounting Standards Board (IASB).

The Company’s financial statements are prepared on a historical cost basis, except for financial and biological assets measured at fair value through profit or loss and contingent consideration.

In its preparation of the financial statements, management is required to use material accounting estimates. Management is also required to exercise discretion in the process of applying the material accounting policies. The issues which require significant discretion and the use of estimates, which have a significant impact on the amounts which were recognized in the financial statements, are specified in Note 3. Actual results may differ significantly from the estimates and assumptions which were used by Company management.

B.	Functional and presentation currency

These consolidated financial statements are presented in NIS, which is the Company’s functional currency, and have been rounded to the nearest thousand, except when otherwise indicated. The NIS is the currency that represents the principal economic environment in which the Company operates.

Note 2 - Material Accounting Policies (Cont.)

C.	Basis of consolidation

Non-controlling interests

Non-controlling interests comprise the equity of a subsidiary that cannot be attributed, directly or indirectly, to the parent company.

Measurement of non-controlling interests on the date of the business combination

As of December 31, 2024, the non-controlling interests balance contain non-controlling interests that were measured at the date of the business combinations at their proportionate interest in the identifiable assets and liabilities of the acquiree.

Allocation of profit or loss and other comprehensive income to the shareholders

Profit or loss and any part of other comprehensive income are allocated to the owners of the Company and the non-controlling interests. Total profit or loss and other comprehensive income is allocated to the owners of the Company and the non-controlling interests even if the result is a negative balance of non-controlling interests. Regarding the separate legal entities that were established with the Kibbutzim and in accordance with the agreements between the parties, in case of losses, the Company will be the only one to bear the full losses.

Joint operations

In joint operations the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities relating to the arrangement. The Company recognizes in relation to its interest its share of the assets, liabilities, revenues and expenses of the joint operation.

Note 2 - Material Accounting Policies (Cont.)

D.	Contingent consideration

The consideration transferred as part of business combinations includes the fair value of any contingent consideration. After the acquisition date, the Company recognizes changes in the fair value of contingent consideration classified as a financial liability in profit or loss.

E.	Biological assets

In accordance with IAS 41, the Company measures biological assets which are mostly comprised of medical cannabis plants and agricultural produce at fair value less selling costs until harvesting. The Company’s estimates are based on sales data in the last 12 months activity deducted from sales costs in accordance with its production and sales agreements. This value is used as the cost basis of inventory after the harvest. Profit or loss due to changes in fair value less selling costs are included under the Company’s profit / loss in the year when they materialized. Growing costs in respect of the biological assets are capitalized to the cost of the biological assets. When calculating the fair value of a biological asset, the Company is required to use various estimates and approximations, including, inter alia, estimates regarding the growth stage of the seedlings until the harvest date, harvesting costs, selling costs, costs associated with oil extraction and packaging of finished products, estimates regarding the selling price of the Company’s products, and estimates of materials lost in process. Changes in these assumptions may result in significant changes in the value of the biological asset, the value of inventory, and the cost of sales, as well as in the fair value component in respect of the biological asset.

F.	Inventory

Inventory is measured as the lower of either cost or net realizable value. The cost of purchased inventory is determined on a first in – first out (FIFO) basis. The Company classifies the cannabis agricultural produce from a biological asset to inventory when harvesting, according to the fair value less selling costs on that date. This value serves as the cost basis of inventory. Processing costs and other additional costs which materialize in the process of bringing the inventory to its current location and condition are added to the cost of inventory. Net realizable value represents the estimated selling price in the ordinary course of business, less estimated costs to completion and the costs required to execute the sale. The Company periodically evaluates the condition and age of inventory, and provisions for slow inventory are made accordingly. In order to evaluate these provisions, the Company analyzes the expiration rates of the inventory and in accordance recognizes a provision for slow moving inventory.

Note 2 - Material Accounting Policies (Cont.)

G.	Revenue recognition

Revenue from contracts with customers is recognized in the statement of income when the control of the asset or of the service has been transferred to the customer. The control transfer date is generally the date of delivery to the customer. Revenue is measured and recognized according to the fair value of the proceeds which are expected to be received in accordance with the contract terms, less amounts which have been collected for third parties (e.g., taxes). Revenue is recognized in the statements of profit or loss up to the extent to which it is expected to flow to the Company, and the revenue and costs, if relevant, are reliably measurable.

When determining the amount of revenue from contracts with customers, the Company evaluates whether it functions as a primary provider, or as an agent in the contract. Revenue is recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. Therefore, the amount of revenue recognized is adjusted for expected credits and returns which are estimated based on historical data and past experience.

The Company estimates credits and returns according to the rate of actual credits and returns from total sales multiplied by the sales in the last quarter.

Product sales

In retail sales that are made through pharmacies owned by the Company, control is transferred at a point in time that the products are sold to the end customer. In wholesale sales, control is transferred at a point in time that the products are sold to pharmacies that aren’t under the Company’s control.

In cases where the products are transferred to the distributor and held by them in consignment until their sale by the distributor to a third party which constitutes the end customer, the Company recognizes revenue from their sale on the date when they are sold by the distributor to the third party.

Note 2 - Material Accounting Policies (Cont.)

H.	Property, plant and equipment

Depreciation is calculated in equal annual rates according to the straight line method, throughout the asset’s useful lifetime, as follows:

%

Machinery and equipment	7-15
Computers	33
Buildings and greenhouses	10
Bearer plants	7

Cannabis genetics (bearer plants) that were purchased are depreciated when they are in the location and condition necessary for them to be capable of operating in the manner intended by management.

I.	Goodwill

The cash-generating unit to which the goodwill is allocated for the purpose of goodwill impairment test is the Company’s Cannabis segment, which represents the lowest level within the Company at which the goodwill is monitored for internal management purposes. See Note 10

J.	Impairment

Non-financial assets

Timing of impairment testing

The carrying amounts of the Group’s non-financial assets, other than biological assets, inventories and deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

Once a year, on December 31, or more frequently if there are indications of impairment, the Group estimates the recoverable amount of each cash generating unit that contains goodwill, or intangible assets that have indefinite useful lives or are unavailable for use. See also Note 3 and Note 10.

Note 2 - Material Accounting Policies (Cont.)

K.	Income tax expense

Deferred taxes

Deferred tax assets are recognized for unused carryforward tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. The Company determines the amount of deferred tax assets that can be recognized based upon three-years taxable income forecast which carryforward losses can be offset. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Deferred tax assets that were not recognized are reevaluated at each reporting date and recognized if it has become probable that future taxable profits will be available against which they can be utilized.

L.	Financing income and expenses

Foreign currency gains and losses on financial assets and financial liabilities are reported on a net basis as either financing income or financing expenses depending on whether foreign currency movements are in a net gain or net loss position.

In the statements of cash flows, interest paid is presented as part of cash flows from financing activities.

Note 2 - Material Accounting Policies (Cont.)

M.	Financial instruments:

1.	Financial assets

Financial assets are measured on the date of initial recognition at fair value plus transaction costs which are directly attributable to the acquisition of the financial asset, except in case of a financial asset measured at fair value through profit or loss, for which the transaction costs are carried to the statement of income.

The Company classifies and measures the debt instruments in its financial statements based on the following criteria:

(A)	The Company’s business model for the management of financial assets; and
(B)	The characteristics of the financial asset’s contractual cash flows.

The Company has investments in financial assets measured at fair value through profit or loss (see also Note 7, Note 8 and Note 11) and other debt instruments measured at amortized cost.

2.	Impairment of financial assets

The Company evaluates, on each reporting date, the loss provision in respect of financial debt instruments which are not measured at fair value through profit or loss.

The Company distinguishes between two situations involving recognition of a loss provision.

A)Debt instruments whose credit quality has not significantly deteriorated since the initial recognition date, or cases involving low credit risk – the loss provision which will be recognized in respect of that debt instrument will take into account expected credit loss during the 12 month period after the reporting date; or

B) Debt instruments whose credit quality has significantly deteriorated since the initial recognition date, and cases involving credit risk which is not low – the loss provision which will be recognized will take into account expected credit losses throughout the instrument’s remaining lifetime.

Note 2 - Material Accounting Policies (Cont.)

The Company applies the expedient, which was determined in the standard, according to which it assumes that a debt instrument’s credit risk has not significantly increased since the initial recognition date if it was determined, on the reporting date, that the instrument’s credit risk is low, for example, when the instrument has an external rating of “investment grade”.

Impairment in respect of debt instruments which are measured at amortized cost is carried to the statement of income against a provision.

The Company has also financial assets with short credit periods, such as trade receivables, to which it is entitled to apply the expedient specified in the model, i.e., the Company will measure the loss provision in an amount equal to the expected credit losses throughout the instrument’s entire lifetime. The Company chose to adopt the expedient in respect of those financial assets.

Financial assets at amortized cost are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

3.	Financial liabilities measured at amortized cost

The financial liabilities measured at amortized cost include mainly loans and borrowings from banks, bank overdrafts, finance lease liabilities, and trade and other payables.

N.	Fair value measurement

All assets and liabilities which are measured at fair value, or whose fair value was disclosed, are divided into categories in the fair value hierarchy, based on the lowest level of inputs which is significant to the measurement of fair value in its entirety:

Level	1: Quoted prices (without adjustments) in an active market of identical assets and liabilities (See Note 7).
Level 2:	Inputs which are not quoted prices which are included in level 1, which are directly or indirectly observable.
Level 3:	Inputs which are not based on observable market data, as described in Note 6 – Biological Assets, and Note 11 – Investments in financial assets measured at fair value through profit or loss (investments in companies in the biomed sector).

Note 2 - Material Accounting Policies (Cont.)

O.	Government grants

Government grants are recognized initially at fair value when there is reasonable assurance that they will be received and the Company will comply with the conditions associated with the grant. Unconditional government grants are recognized when the Company is entitled to receive them. An asset is recognized when there is a high level of certainty of its receipt. Grants that compensate the Company for expenses incurred are presented as a deduction from the corresponding expense. When a grant cannot be associated with a specific expense because it is granted for loss of profits, it is classified as Other expenses (income), net in the Consolidated Statements of Profit or Loss. See note 12B(A).

P.	Provisions

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability without adjustment for the Company’s credit risk. The carrying amount of the provision is adjusted each period to reflect the time that has passed and the amount of the adjustment is recognized as a financing expense.

The Company recognizes a reimbursement asset if, and only if, it is virtually certain that the reimbursement will be received if the Company settles the obligation. The amount recognized in respect of the reimbursement does not exceed the amount of the provision.

Q.	Leases

Leased assets and lease liabilities

The Company has elected to apply the practical expedient by which short-term leases of up to one year and/or leases in which the underlying asset has a low value, are accounted for such that lease payments are recognized in profit or loss on a straight-line basis, over the lease term, without recognizing an asset and/or liability in the statement of financial position.

The lease term

The lease term is the non-cancellable period of the lease plus periods covered by an extension or termination option if it is reasonably certain that the lessee will or will not exercise the option, respectively.

The Company anticipates exercising extension options due to the significance of the underlying asset to the Company’s operation and the Company’s past experience with similar leases.

Note 2 - Material Accounting Policies (Cont.)

Depreciation of right-of-use asset

After lease commencement, a right-of-use asset is measured on a cost basis less accumulated depreciation and accumulated impairment losses and is adjusted for re-measurements of the lease liability. Depreciation is calculated on a straight-line basis over the useful life or contractual lease period, whichever earlier, as follows:

☐ Buildings	5-10 years

Subleases

In leases where the Group subleases the underlying asset, the Group examines whether the sublease is a finance lease or operating lease with respect to the right-of-use received from the head lease. The Group examined the subleases existing on the date of initial application based on the remaining contractual terms at that date.

R.	New standards, amendments to standards and interpretations not yet adopted

Standard/interpretation/ amendment	The requirements of the publication	Effective date and transitional provisions	Effects
IFRS 18, Presentation and Disclosure in Financial Statements, which replaces International Accounting Standard 1 (IAS 1), Presentation of Financial Statements (hereinafter: “IAS 1”).	The new standard will include existing requirements of IAS 1 and new requirements for presentation in the statement of profit or loss, including the presentation of amounts and subtotals required under the new standard, disclosure of management-defined performance measures, and new requirements for grouping and disaggregating financial information.	Effective for annual reporting periods beginning on or after January 1, 2027. Early application is permitted, with disclosure required for periods beginning on or after January 1, 2025.	The Company is not performing early application and will evaluate the impact of the new standard in the future. While the standard is expected to change the presentation of the statement of profit or loss and expand disclosures, it is not expected to materially affect the measurement or recognition of amounts in the financial statements.

Note 2 - Material Accounting Policies (Cont.)

S.	Initial application of new standards, amendments to standards and interpretations

Standard/interpretation/ amendment	The requirements of the publication	Effective date and transitional provisions	Effects
Amendment to IAS 1, Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current and subsequent amendment: Non-Current Liabilities with Covenants

The Amendment, together with the subsequent amendment to IAS 1 (see hereunder) replaces certain requirements for classifying liabilities as current or non-current

According to the Amendment, a liability will be classified as non-current when the entity has the right to defer settlement for at least 12 months after the reporting period, and it “has substance” and is in existence at the end of the reporting period.

According to the subsequent amendment, as published in October 2022, covenants with which the entity must comply after the reporting date, do not affect classification of the liability as current or non-current Additionally, the subsequent amendment adds disclosure requirements for liabilities subject to covenants within 12 months after the reporting date, such as disclosure regarding the nature of the covenants the date they need to be complied with and facts and circumstances that indicate the entity may have difficulty complying with the covenants.

Furthermore, the Amendment clarifies that the conversion option of a liability will affect its classification as current or non-current, other than when the conversion option is recognized as equity.

		The Amendment and subsequent amendment are effective for reporting periods beginning on or after January 1, 2024 with earlier application being permitted. The Amendment and subsequent amendment are applicable retrospectively, including an amendment to comparative data.	Application of the Amendment did not have a material effect on the financial statements.